2010 Reorganization and Initial Public Offering - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended									1 Months Ended
	Sep. 30, 2010 Unsecured Term Loans [Member] USD ($)	Jul. 31, 2010 Unsecured Term Loans [Member] USD ($)	Sep. 30, 2010 Construction Credit Facility [Member] USD ($)	Jul. 31, 2010 Construction Credit Facility [Member] USD ($)	Sep. 30, 2010 Construction Loans [Member] USD ($)	May 13, 2010 Class A Preferred Shares [Member] USD ($)	May 13, 2010 Class A Preferred Shares [Member] CAD	May 13, 2010 Class B Shares [Member] CAD	May 13, 2010 Class A Subordinate Voting Share [Member]	Jun. 24, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Jul. 31, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class B Shares [Member]	Mar. 31, 2012 Class B Shares [Member]	Jul. 31, 2010 Class B Shares [Member]
Reorganization Items [Line Items]
Repayment of shareholder note payable						$ 8,016
Conversion of principal amount of shareholder note payable into Class A Preferred Shares and Class B shares							253,972	253,972
Conversion of accrued interest of shareholder note payable Class A Preferred Shares and Class B shares							75,074	75,074
Conversion of cumulative preferred shares into Class A Preferred Shares							84,883
Conversion of accrued dividends into Class A Preferred Shares							19,748
Share capital after completion of reorganization						433,676,686	433,676,686	170,089,800	10,957,191		41,110,669	41,762,810		79,464,195	79,464,195
Reverse split										0.5
Share capital after giving effect to IPO													44,308,596			79,464,195
Repayment of debt	$ 42,389	$ 40,000	$ 29,836	$ 19,244	$ 1,438